787 Seventh Avenue
New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 20, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AllianceBernstein Long/Short Multi-Manager Fund, a series of AllianceBernstein Cap Fund, Inc.
(File No. 2-29901 and File No. 811-01716)
(Accession No. 0001193125-14-362235)

Ladies and Gentlemen:

On behalf of AllianceBernstein Cap Fund, Inc. and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus, dated September 30, 2014, for AllianceBernstein Long/Short Multi-Manager Fund (the “Fund”). The purpose of the filing is to submit the 497 filing dated September 30, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8806.

Very truly yours,

/s/ Katherine A. McGavin
Katherine A. McGavin

Enclosures